SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION (Narrative) (Details)	36 Months Ended
Dec. 31, 2022
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Single Customer [Member]
Segment Reporting Information [Line Items]
Revenue Percentage	10.00%